Portfolio of Investments January 31, 2026
NUV
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 105.5%
6901942 EXCHANGE-TRADED FUNDS - 0.4% 6901942
150,000 (a) Nuveen High Yield Municipal Bond ETF $ 3,739,455
125,000 (a) Nuveen Municipal Income ETF 3,162,487
TOTAL EXCHANGE-TRADED FUNDS
(Cost $6,749,250) 6,901,942
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
2000736470 MUNICIPAL BONDS - 105.1% 2000736470
ALABAMA - 1.2%
$ 7,000,000 (b) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Prepay BP PLC, Series 2024D, (Mandatory Put 11/01/34)
5 .000% 03/01/55 7,565,506
4,640,000 (b) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2024C, (Mandatory Put 7/01/31)
5 .000 05/01/55 4,986,768
2,455,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .500 10/01/53 2,576,736
2,000,000 Mobile County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, AM/NS Calvert LLC
Project, Series 2024A, (AMT)
5 .000 06/01/54 1,927,403
5,720,000 (b) Southeast Energy Authority, Alabama, Revenue Bonds,
Cooperative District Energy Supply Series 2025A, (Mandatory
Put 6/01/35)
5 .000 01/01/56 5,959,376
TOTAL ALABAMA 23,015,789
ALASKA - 0.5%
9,750,000 Anchorage, Alaska, Solid Waste Services Revenue Bonds,
Refunding Series 2022A
4 .000 11/01/52 8,933,913
TOTAL ALASKA 8,933,913
ARIZONA - 1.8%
5,000,000 (c) Arizona Industrial Development Authority, Arizona, Hotel
Revenue Bonds, Provident Group Falcon Properties LLC,
Project, Senior Series 2022A-1
4 .150 12/01/57 2,996,637
1,420,000 (b) Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2019, (AMT), (Mandatory Put 6/01/29)
4 .000 06/01/49 1,448,941
1,500,000 Mesa, Arizona, Utility System Revenue Bonds, Series 2025 5 .000 07/01/42 1,665,240
4,000,000 Salt River Project Agricultural Improvement and Power District,
Arizona, Electric System Revenue Bonds, Series 2023A
5 .000 01/01/47 4,202,767
12,500,000 Salt River Project Agricultural Improvement and Power District,
Arizona, Electric System Revenue Bonds, Series 2023A
5 .000 01/01/50 12,969,312
5,245,000 Salt River Project Agricultural Improvement and Power District,
Arizona, Electric System Revenue Bonds, Series 2023B
5 .250 01/01/53 5,521,163
5,600,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5 .000 12/01/37 6,150,401
TOTAL ARIZONA 34,954,461
CALIFORNIA - 6.1%
1,955,000 Burbank-Glendale-Pasadena Airport Authority, California,
Airport Revenue Bonds, Senior Series 2024B, (AMT)
5 .250 07/01/49 2,045,194
10,000,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020B-2
0 .000 06/01/55 1,885,501
4,080,000 (d) California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B, (Pre-
refunded 11/15/26)
5 .000 11/15/46 4,169,879
5,920,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Series 2018A
5 .000 11/15/48 5,967,352
1,830,000 California Health Facilities Financing Authority, Revenue Bonds,
Adventist Health System/West, Series 2024A
5 .250 12/01/42 1,971,924
2,850,000 California Health Facilities Financing Authority, Revenue Bonds,
Adventist Health System/West, Series 2024A
5 .250 12/01/44 3,013,355
1,650,000 California Health Facilities Financing Authority, Revenue Bonds,
Children's Hospital Los Angeles, Series 2017A
5 .000 08/15/35 1,682,903

Portfolio of Investments January 31, 2026
(continued)
NUV

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 1,585,000 (c) California Housing Finance Agency, Multifamily Housing
Revenue Bonds, Redwood Gardens Apartments, Subordinate
Lien Series 2021N-S
4 .000% 03/01/37 $ 1,413,930
1,635,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5 .000 12/31/43 1,650,721
3,495,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5 .000 12/31/47 3,492,265
1,000,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018B, (AMT)
5 .000 06/01/48 996,569
2,290,000 (c) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, San Diego County Water Authoriity
Desalination Project Pipeline, Refunding Series 2019
5 .000 07/01/39 2,365,415
3,500,000 (c) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .000 12/01/46 3,501,611
4,505,000 Covina-Valley Unified School District, Los Angeles County,
California, General Obligation Bonds, Series 2003B - FGIC
Insured
0 .000 06/01/28 4,234,763
2,180,000 Foothill/Eastern Transportation Corridor Agency, California, Toll
Road Revenue Bonds, Refunding Series 2013A
6 .850 01/15/42 2,632,815
1,000,000 Fresno, California, Airport Revenue Bonds, Series 2023A - BAM
Insured, (AMT)
5 .000 07/01/48 1,021,369
1,000,000 Fresno, California, Airport Revenue Bonds, Series 2023A - BAM
Insured, (AMT)
5 .000 07/01/53 1,013,340
345,000 Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Revenue Bonds, Series
2022A-1
5 .000 06/01/51 339,276
10,000,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025C
5 .000 07/01/51 10,373,586
5,000,000 (e) Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025D
5 .000 07/01/40 5,668,677
5,000,000 (e) Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025D
5 .000 07/01/41 5,599,465
1,475,000 Los Angeles Department of Water and Power, California, Water
System Revenue Bonds, Series 2023A
5 .000 07/01/49 1,529,243
1,250,000 Los Angeles Department of Water and Power, California, Water
System Revenue Bonds, Series 2023A
5 .250 07/01/53 1,307,414
2,365,000 Montebello Unified School District, Los Angeles County,
California, General Obligation Bonds, Election 1998 Series
2004 - FGIC Insured
0 .000 08/01/27 2,273,066
3,060,000 Mount San Antonio Community College District, Los Angeles
County, California, General Obligation Bonds, Election of 2008,
Series 2013A
5 .875 08/01/28 3,270,752
2,315,000 (f) Mount San Antonio Community College District, Los Angeles
County, California, General Obligation Bonds, Election of 2008,
Series 2013A
0 .000 08/01/43 2,372,378
3,550,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009C
6 .500 11/01/39 4,411,400
10,150,000 Placer Union High School District, Placer County, California,
General Obligation Bonds, Series 2004C - AGM Insured
0 .000 08/01/33 8,220,507
115,000 San Diego Tobacco Settlement Revenue Funding Corporation,
California, Tobacco Settlement Bonds, Subordinate Series
2018C
4 .000 06/01/32 116,220
2,825,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2024A, (AMT)
5 .250 05/01/43 3,070,307
2,175,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2025A,
(AMT)
5 .250 05/01/55 2,264,756
6,000,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2019D
5 .000 05/01/36 6,465,673

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 500,000 San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Refunding Senior Lien Toll Road Revenue
Bonds, Series 2021A
4 .000% 01/15/42 $ 494,239
13,220,000 San Mateo County Community College District, California,
General Obligation Bonds, Series 2006A - NPFG Insured
0 .000 09/01/28 12,429,664
2,075,000 (b) Southern California Public Power Authority, California, Revenue
Bonds, Clean Energy Project Revenue Bonds, Series 2024A,
(Mandatory Put 9/01/30)
5 .000 04/01/55 2,214,189
TOTAL CALIFORNIA 115,479,718
COLORADO - 6.7%
3,000,000 Centennial Water and Sanitation District, Douglas County,
Colorado, Water and Wastewater Revenue Bonds, Series 2019
5 .000 12/01/43 3,100,066
3,265,000 Colorado Bridge and Tunnel Enterprise, Colorado, Senior
Infrastructure Revenue Bonds, Series 2025A
5 .250 12/01/54 3,431,390
1,000,000 (b) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2024A, (Mandatory Put
11/15/29)
5 .000 11/15/59 1,090,209
1,575,000 (b) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2024A, (Mandatory Put
11/15/31)
5 .000 11/15/59 1,761,305
4,155,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
4 .000 08/01/49 3,559,012
1,255,000 Colorado High Performance Transportation Enterprise, C-470
Express Lanes Revenue Bonds, Senior Lien Series 2017
5 .000 12/31/56 1,225,191
10,000,000 Colorado State Board of Governors, Colorado State University
Auxiliary Enterprise System Revenue Bonds, Refunding Series
2025E
5 .000 03/01/51 10,410,514
1,000,000 Colorado State, Building Excellent Schools Today, Certificates
of Participation, Series 2020R
4 .000 03/15/45 970,697
3,790,000 Colorado State, Certificates of Participation, Rural Series 2018A 5 .000 12/15/37 3,990,962
3,400,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022B
5 .250 11/15/53 3,569,058
2,000,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000 12/01/35 2,018,680
1,345,000 Denver Health and Hospitals Authority, Colorado, Healthcare
Revenue Bonds, Series 2025A
5 .125 12/01/50 1,351,416
9,660,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/29 8,817,138
24,200,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/31 20,802,944
17,000,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/32 14,120,780
7,600,000 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,
Refunding Series 2006B - NPFG Insured
0 .000 09/01/39 3,865,579
3,500,000 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-1
5 .000 12/01/49 3,380,439
600,000 Hunters Overlook Metropolitan District 5, Severance, Weld
County, Colorado, Limited Tax General Obligation Bonds,
Refunding Series 2024
5 .000 12/01/44 632,150
575,000 Hunters Overlook Metropolitan District 5, Severance, Weld
County, Colorado, Limited Tax General Obligation Bonds,
Refunding Series 2024
5 .000 12/01/49 590,559
1,478,000 Ptarmigan West Metropolitan District 2, Windsor, Larimer
County, Colorado, Limited Tax General Obligation Bonds,
Series 2021-3
4 .125 12/01/51 1,057,298
8,000,000 Public Authority for Colorado Energy, Natural Gas Purchase
Revenue Bonds,  Colorado Springs Utilities, Series 2008
6 .500 11/15/38 9,760,851
3,475,000 Range View Estates Metropolitan District, Mead, Weld County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A
5 .000 12/01/49 3,365,471
1,400,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
4 .000 07/15/34 1,439,222

Portfolio of Investments January 31, 2026
(continued)
NUV

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 5,355,000 State of Colorado, Rural Colorado, Certificates of Participation,
Series 2022
6 .000% 12/15/38 $ 6,317,226
3,000,000 State of Colorado, Rural Colorado, Certificates of Participation,
Series 2022
6 .000 12/15/41 3,485,848
3,730,000 (c) Tree Farm Metropolitan District, Eagle County, Colorado,
General Obligation Limited Tax Bonds, Series 2021
4 .750 12/01/50 3,194,641
1,700,000 University of Colorado, Enterprise System Revenue Bonds,
Refunding Series 2025C-2
5 .250 06/01/51 1,816,465
2,000,000 Verve Metropolitan District 1, Jefferson County and the City
and County of Broomfield, Colorado, General Obligation
Bonds, Refunding and Improvement Limited Tax Series 2021
5 .000 12/01/51 1,753,298
8,160,000 (c) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4 .125 12/01/51 6,181,366
TOTAL COLORADO 127,059,775
CONNECTICUT - 0.2%
1,000,000 Connecticut Airport Authority, Connecticut, Customer Facility
Charge Revenue Bonds, Ground Transportation Center Project,
Series 2019A, (AMT)
5 .000 07/01/49 1,002,057
2,125,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Connecticut Childrens Medical Center and
Subsidiaries, Series 2023E
5 .250 07/15/48 2,227,945
TOTAL CONNECTICUT 3,230,002
DISTRICT OF COLUMBIA - 2.2%
15,000,000 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2006A
0 .000 06/15/46 3,516,276
5,260,000 District of Columbia Water and Sewer Authority, Public Utility
Revenue Bonds, Senior Lien Series 2018B
5 .000 10/01/43 5,382,263
10,000,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital
Appreciation, Second Senior Lien Series 2010B
6 .500 10/01/44 10,643,545
2,300,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2024A, (AMT)
5 .250 10/01/49 2,387,605
4,435,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2024A, (AMT)
5 .500 10/01/54 4,642,331
10,000,000 (g) Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2025A, (AMT), (UB)
5 .500 10/01/55 10,667,999
1,060,000 Washington Convention and Sports Authority, Washington
D.C., Dedicated Tax Revenue Bonds, Refunding Senior Lien
Series 2021A
4 .000 10/01/38 1,083,703
1,265,000 Washington Convention and Sports Authority, Washington
D.C., Dedicated Tax Revenue Bonds, Refunding Senior Lien
Series 2021A
4 .000 10/01/39 1,286,406
1,775,000 Washington Metropolitan Area Transit Authority, District of
Columbia, Dedicated Revenue Bonds, Series 2020A
5 .000 07/15/45 1,831,012
TOTAL DISTRICT OF COLUMBIA 41,441,140
FLORIDA - 5.7%
1,000,000 Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2022
Project Series 2022
5 .000 05/01/53 957,474
23,000,000 Broward County, Florida, Tourist Development Tax Revenue
Bonds, Convention Center Expansion Project, Series 2021
4 .000 09/01/51 20,191,077
2,115,000 Delray Beach, Florida, Water and Sewer Revenue Improvement
Bonds, Series 2025
5 .250 10/01/50 2,267,834
1,800,000 Florida Development Finance Corporation, Healthcare
Facilities Revenue Bonds, UF Health - Jacksonville Project,
Series 2022A - AGM Insured
4 .000 02/01/41 1,809,379
1,875,000 Florida Development Finance Corporation, Healthcare
Facilities Revenue Bonds, UF Health - Jacksonville Project,
Series 2022A - AGM Insured
4 .000 02/01/42 1,857,626
1,615,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .250 07/01/47 1,211,250

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 5,890,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .250% 07/01/53 $ 5,802,615
1,400,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .500 07/01/53 1,050,000
8,790,000 (b),(c) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2025B, (AMT), (Mandatory Put 6/15/26)
10 .000 07/01/57 6,153,000
4,000,000 Gainesville, Florida, Utilities System Revenue Bonds, Series
2017A
5 .000 10/01/36 4,139,643
15,000 (d) Gainesville, Florida, Utilities System Revenue Bonds, Series
2019A, (Pre-refunded 10/01/29)
5 .000 10/01/47 16,378
3,485,000 Gainesville, Florida, Utilities System Revenue Bonds, Series
2019A
5 .000 10/01/47 3,565,243
5,000,000 Greater Orlando Aviation Authority, Florida, Airport Facilities
Revenue Bonds, Priority Subordinate Series 2024, (AMT)
5 .250 10/01/45 5,313,789
3,000,000 Hillsborough County Industrial Development Authority, Florida,
Health System Revenue Bonds, BayCare Health System Series
2024C
5 .250 11/15/49 3,179,150
2,735,000 Miami Beach Health Facilities Authority, Florida, Hospital
Revenue Bonds, Mount Sinai Medical Center of Florida Project,
Series 2021B
4 .000 11/15/46 2,424,077
4,090,000 Miami-Dade County Expressway Authority, Florida, Toll System
Revenue Bonds, Series 2010A
5 .000 07/01/40 4,110,155
5,685,000 Miami-Dade County, Florida, Seaport Revenue Bonds,
Refunding Series 2022A, (AMT)
5 .250 10/01/52 5,764,260
3,000,000 Miami-Dade County, Florida, Transit System Sales Surtax
Revenue Bonds, Series 2022
5 .000 07/01/51 3,045,418
2,950,000 Miami-Dade County, Florida, Water and Sewer System
Revenue Bonds, Series 2024A
5 .000 10/01/48 3,065,317
3,550,000 Miami-Dade County, Florida, Water and Sewer System
Revenue Bonds, Series 2024A
5 .250 10/01/54 3,722,491
5,330,000 Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Orlando Health Obligated Group, Inc., Series
2022
4 .000 10/01/52 4,603,316
3,575,000 Osceola County, Florida, Transportation Revenue Bonds,
Osceola Parkway, Refunding & Improvement Capital
Appreciation Series 2019A-2
0 .000 10/01/44 1,432,879
4,000,000 Osceola County, Florida, Transportation Revenue Bonds,
Osceola Parkway, Refunding & Improvement Capital
Appreciation Series 2019A-2
0 .000 10/01/45 1,488,401
4,250,000 Osceola County, Florida, Transportation Revenue Bonds,
Osceola Parkway, Refunding & Improvement Capital
Appreciation Series 2019A-2
0 .000 10/01/49 1,220,534
2,500,000 Osceola County, Florida, Transportation Revenue Bonds,
Osceola Parkway, Refunding & Improvement Capital
Appreciation Series 2019A-2
0 .000 10/01/50 677,184
8,000,000 Osceola County, Florida, Transportation Revenue Bonds,
Osceola Parkway, Refunding & Improvement Capital
Appreciation Series 2019A-2
0 .000 10/01/53 1,820,443
3,335,000 Peace River Manasota Regional Water Supply Authority,
Florida, Utility System Revenue Bonds, Series 2025A
5 .250 10/01/50 3,538,102
6,015,000 Pensacola, Florida, Airport Revenue Bonds, Series 2025, (AMT) 5 .500 10/01/50 6,362,698
1,020,000 Putnam County Development Authority, Florida, Pollution
Control Revenue Bonds, Seminole Electric Cooperatice, Inc.
Project, Refunding Series 2018B
5 .000 03/15/42 1,037,021
6,865,000 South Broward Hospital District, Florida, Hospital Revenue
Bonds, Refunding Series 2015
4 .000 05/01/34 6,869,770
TOTAL FLORIDA 108,696,524

Portfolio of Investments January 31, 2026
(continued)
NUV

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GEORGIA - 3.8%
$ 3,250,000 Atlanta, Georgia, Airport General Revenue Bonds, Series
2025A
5 .250% 07/01/50 $ 3,459,706
3,000,000 Atlanta, Georgia, Airport General Revenue Bonds, Series
2025A
5 .250 07/01/55 3,178,942
2,500,000 Gainesville and Hall County Hospital Authority, Georgia,
Revenue Anticipation Certificates, Northeast Georgia Health
Services Inc., Series 2017B
5 .250 02/15/45 2,528,408
2,235,000 Geo. L. Smith II Georgia World Congress Center Authority,
Georgia, Convention Center Hotel Revenue Bonds,  First Tier
Series 2021A
4 .000 01/01/54 1,893,758
10,000,000 (b) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2025A, (Mandatory Put 6/01/32)
5 .000 06/01/55 10,804,293
4,165,000 Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax
Revenue Bonds, Green Series 2025A
5 .250 07/01/50 4,459,607
17,010,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project J Bonds, Series 2019A - BAM Insured
5 .000 01/01/49 17,031,300
3,200,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project J Bonds, Series 2023A
5 .000 07/01/48 3,277,759
5,950,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project J Bonds, Series 2023A - AGM Insured
5 .000 07/01/55 6,028,239
4,025,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project M Bonds, Series 19A - AGM Insured
5 .000 01/01/59 4,015,685
8,200,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project M Bonds, Series 2022A - AGM Insured
5 .000 07/01/52 8,328,456
1,000,000 Municipal Electric Authority of Georgia, Project One Revenue
Bonds, Subordinate Lien Series 2020A
5 .000 01/01/45 1,023,946
5,500,000 Municipal Electric Authority of Georgia, Project One Revenue
Bonds, Subordinate Lien Series 2020A
5 .000 01/01/50 5,560,284
TOTAL GEORGIA 71,590,383
IDAHO - 0.4%
2,220,000 (c) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Gem Prep Meridian South Charter School
Project, Series 2021
4 .000 05/01/56 1,539,351
5,000,000 University of Idaho, General Revenue Bonds, Series 2025A 5 .500 04/01/55 5,366,426
TOTAL IDAHO 6,905,777
ILLINOIS - 9.0%
7,495,000 Chicago Board of Education, Illinois, Unlimited Tax General
Obligation Bonds, Dedicated Tax Revenues, Series 1999A -
NPFG Insured
0 .000 12/01/31 6,064,641
2,325,000 Chicago Greater Metropolitan Water Reclamation District,
Illinois, General Obligation Bonds, Limited Tax Capital
Improvement Green Series 2021A
4 .000 12/01/46 2,162,138
4,000,000 Chicago Greater Metropolitan Water Reclamation District,
Illinois, General Obligation Bonds, Limited Tax Capital
Improvement Green Series 2021A
4 .000 12/01/51 3,613,592
1,875,000 Chicago Transit Authority, Illinois, Capital Grant Receipts
Revenue Bonds, Federal Transit Administration Section 5307
Urbanized Area Formula Funds, Refunding Series 2021
5 .000 06/01/29 2,006,817
5,000,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2022A - BAM Insured
5 .000 12/01/46 5,188,652
1,000,000 Cook County, Illinois, General Obligation Bonds, Refunding
Series 2018
5 .000 11/15/35 1,011,406
1,500,000 Cook County, Illinois, General Obligation Bonds, Refunding
Series 2021A
5 .000 11/15/32 1,654,217
2,040,000 Cook County, Illinois, Sales Tax Revenue Bonds, Series 2021A 4 .000 11/15/40 2,045,740
1,000,000 Cook County, Illinois, Sales Tax Revenue Bonds, Series 2021A 4 .000 11/15/41 993,643
1,175,000 Illinois Finance Authority, Revenue Bonds, University of
Chicago, Series 2024A
5 .250 04/01/43 1,287,748
1,130,000 Illinois Finance Authority, Revenue Bonds, University of
Chicago, Series 2024A
5 .250 04/01/47 1,197,143
3,500,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .250 05/01/43 3,757,437
2,000,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .250 05/01/44 2,129,626
2,400,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .250 05/01/48 2,484,013

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 5,125,000 Illinois State, General Obligation Bonds, November Series
2017C
5 .000% 11/01/29 $ 5,327,765
1,755,000 Illinois State, General Obligation Bonds, October Series 2016 5 .000 02/01/27 1,797,770
4,000,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2016B
5 .000 01/01/41 4,022,741
5,000,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2020A
5 .000 01/01/45 5,216,778
9,015,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2020A
4 .000 06/15/50 7,756,902
1,500,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2024B
5 .000 06/15/53 1,487,237
5,245,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 1994B -
NPFG Insured
0 .000 06/15/28 4,891,199
11,675,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 1994B -
FGIC Insured
0 .000 06/15/29 10,555,338
4,950,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 12/15/32 3,970,225
21,375,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 06/15/34 16,182,018
21,000,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 12/15/35 14,871,501
20,000,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 06/15/36 13,827,142
10,375,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 12/15/36 6,999,242
10,000,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 12/15/37 6,422,229
25,825,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 06/15/39 15,437,467
6,095,000 Regional Transportation Authority, Cook, DuPage, Kane, Lake,
McHenry and Will Counties, Illinois, General Obligation Bonds,
Series 2002A - NPFG Insured
6 .000 07/01/32 7,234,806
8,000,000 Regional Transportation Authority, Cook, DuPage, Kane, Lake,
McHenry and Will Counties, Illinois, General Obligation Bonds,
Series 2003A - NPFG Insured
6 .000 07/01/33 9,300,585
TOTAL ILLINOIS 170,897,758
INDIANA - 1.2%
2,250,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana
Unversity Health Obligation Group, Refunding 2015A
4 .000 12/01/40 2,224,829
2,000,000 Indiana Municipal Power Agency Power Supply System
Revenue Bonds, Refunding Series 2016A
5 .000 01/01/42 2,012,451
4,250,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Community Justice Campus Bonds, Courthouse & Jail Project,
Series 2019A
5 .000 02/01/54 4,307,335
14,595,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Series 1999E - AMBAC Insured
0 .000 02/01/27 14,176,424
TOTAL INDIANA 22,721,039

Portfolio of Investments January 31, 2026
(continued)
NUV

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
KENTUCKY - 1.8%
$ 1,280,000 Kentucky Bond Development Corporation, Transient Room Tax
Revenue Bonds, Lexington Center Corporation Project, Series
2018A
5 .000% 09/01/37 $ 1,331,957
1,435,000 Kentucky Bond Development Corporation, Transient Room Tax
Revenue Bonds, Lexington Center Corporation Project, Series
2018A
5 .000 09/01/38 1,487,577
4,000,000 Kentucky Bond Development Corporation, Transient Room Tax
Revenue Bonds, Lexington Center Corporation Project, Series
2018A
5 .000 09/01/43 4,067,715
2,000,000 Kentucky Bond Development Corporation, Transient Room Tax
Revenue Bonds, Lexington Center Corporation Project, Series
2018A
5 .000 09/01/48 2,006,296
8,935,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5 .000 01/01/45 8,937,771
6,000,000 Kentucky Public Transportation Infrastructure Authority, Toll
Revenue Bonds, Downtown Crossing Project, Convertible
Capital Appreciation First Tier Series 2013C
6 .600 07/01/39 6,919,434
1,315,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 133, Series 2025A
5 .000 09/01/45 1,404,596
2,465,000 (b) Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Refunding Series 2024A-1, (Mandatory Put 2/01/32)
5 .250 04/01/54 2,665,438
4,205,000 (b) Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Refunding Series 2024B, (Mandatory Put 8/01/32)
5 .000 01/01/55 4,532,873
TOTAL KENTUCKY 33,353,657
LOUISIANA - 0.8%
5,000,000 Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, I-10 Calcasieu River Bridge Public-Private Partnership
Project, Senior Lien Series 2024, (AMT)
5 .500 09/01/59 5,070,000
9,040,000 New Orleans Aviation Board, Louisiana, General Airport
Revenue Bonds, North Terminal Project, Series 2017A - AGM
Insured
5 .000 01/01/48 9,081,666
1,470,000 New Orleans Aviation Board, Louisiana, Special Facility
Revenue Bonds, Parking Facilities Corporation Consolidated
Garage System, Series 2018A - AGM Insured
5 .000 10/01/43 1,502,961
TOTAL LOUISIANA 15,654,627
MAINE - 0.7%
3,935,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, MaineHealth Issue, Series 2018A
5 .000 07/01/43 4,009,668
2,005,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, MaineHealth Issue, Series 2018A
5 .000 07/01/48 2,023,921
7,990,000 University of Maine, System Revenue Bonds, Series 2022 5 .000 03/01/47 8,268,593
TOTAL MAINE 14,302,182
MARYLAND - 1.4%
1,140,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/29 1,161,965
1,945,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/32 1,977,851
385,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/34 390,604
2,750,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/35 2,785,567
2,550,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/42 2,557,322
6,665,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/46 6,544,264
3,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Lifebridge Health Issue Series 2023
5 .000 07/01/54 3,049,760
4,210,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Meritus Medical Center Inc Series 2025
5 .000 07/01/55 4,286,378

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MARYLAND (continued)
$ 4,375,000 Maryland Stadium Authority, Revenue Bonds, Baltimore City
Public Schools Construction & Revitalization Program, Series
2018A
5 .000% 05/01/47 $ 4,433,508
TOTAL MARYLAND 27,187,219
MASSACHUSETTS - 1.4%
2,905,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Green Bonds, Series 2015D
5 .000 07/01/44 2,877,580
1,500,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Series 2016E
5 .000 07/01/35 1,506,830
2,765,000 Massachusetts Development Finance Agency, Revenue Bonds,
Dana-Farber Cancer Institute Issue, Series 2016N
5 .000 12/01/46 2,775,913
3,200,000 Massachusetts School Building Authority, Senior Dedicated
Sales Tax Revenue Bonds, Subordinated Social Series 2025A
5 .250 02/15/50 3,409,215
15,000,000 (g) Massachusetts State, General Obligation Bonds, Consolidated
Series 2024B, (UB)
5 .000 05/01/54 15,496,724
980,000 Massachusetts Turnpike Authority, Metropolitan Highway
System Revenue Bonds, Senior Series 1997A - NPFG Insured
0 .000 01/01/29 911,484
TOTAL MASSACHUSETTS 26,977,746
MICHIGAN - 3.8%
625,000 Bloomfield Hills Schools, Oakland County, Michigan, General
Obligation Bonds, School Building & Site Series 2023
5 .000 05/01/48 650,686
1,185,000 Detroit Academy of Arts and Sciences, Michigan, Public School
Academy Revenue Bonds, Refunding Series 2013
6 .000 10/01/33 1,184,971
2,520,000 Detroit Academy of Arts and Sciences, Michigan, Public School
Academy Revenue Bonds, Refunding Series 2013
6 .000 10/01/43 2,361,564
15,000 Detroit, Michigan, Second Lien Sewerage Disposal System
Revenue Bonds, Series 2005A - NPFG Insured
4 .500 07/01/35 15,016
2,045,000 Detroit, Michigan, Senior Lien Sewerage Disposal System
Revenue Bonds, Series 2001B - NPFG Insured
5 .500 07/01/29 2,147,740
5,000 Detroit, Michigan, Water Supply System Revenue Bonds,
Second Lien Series 2003B - NPFG Insured
5 .000 07/01/34 5,012
5,000 Detroit, Michigan, Water Supply System Revenue Bonds, Senior
Lien Series 2003A - NPFG Insured
5 .000 07/01/34 5,012
4,000,000 Kalamazoo County, Michigan, General Obligation Bonds,
Limitied Tax Series 2022
4 .000 05/01/45 3,859,983
3,315,000 Michigan Finance Authority, Distributable State Aid Revenue
Bonds, Charter County of Wayne Criminal Justice Center
Project, Senior Lien Series 2018
5 .000 11/01/43 3,395,647
6,385,000 Michigan Finance Authority, Distributable State Aid Revenue
Bonds, Charter County of Wayne, Second Lien Refunding
Series 2020 - BAM Insured
4 .000 11/01/55 5,777,036
2,000,000 Michigan Finance Authority, Hospital Revenue Bonds, Henry
Ford Health System, Series 2019A
5 .000 11/15/48 2,008,340
1,000,000 Michigan Finance Authority, Public School Academy Limited
Obligation Revenue Bonds, Madison Academy Project,
Refunding Series 2021
5 .000 12/01/46 879,431
22,655,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2007 Sold Tobacco Receipts, Series 2020B2-CL2
0 .000 06/01/65 2,283,651
5,265,000 (d) Michigan Hospital Finance Authority, Revenue Bonds,
Ascension Health Senior Credit Group, Refunding & Project
Series 2010F-6, (Pre-refunded 11/15/26)
4 .000 11/15/47 5,332,758
735,000 Michigan Hospital Finance Authority, Revenue Bonds,
Ascension Health Senior Credit Group, Refunding & Project
Series 2010F-6
4 .000 11/15/47 669,101
2,100,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2023II
4 .000 10/15/43 2,088,725
6,520,000 (g) Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2025I, (UB)
5 .250 10/15/50 6,902,508
10,000,000 (g) Michigan State University, General Revenue Bonds, Series
2025A, (UB)
5 .000 02/15/55 10,436,299
6,500,000 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan
Program Series 2020B
4 .000 11/15/45 6,213,375

Portfolio of Investments January 31, 2026
(continued)
NUV

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 3,020,000 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan
Program, Series 2021A
4 .000% 11/15/37 $ 3,154,265
5,000,000 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan
Program, Series 2021A
4 .000 11/15/41 5,060,487
2,350,000 Michigan Technological University, General Revenue Bonds,
Series 2023A - AGM Insured
5 .250 10/01/52 2,424,054
5,000,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2023A -
AGM Insured
5 .250 12/01/48 5,273,483
TOTAL MICHIGAN 72,129,144
MISSOURI - 0.2%
3,465,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Series 2013A
5 .000 11/15/48 3,465,626
TOTAL MISSOURI 3,465,626
MONTANA - 0.8%
2,500,000 Big Sky Area Resort District, Montana, Resort Tax Revenue
Bonds, 1% Resort Tax Cold Smoke Project Series 2026
5 .000 07/01/53 2,554,056
1,875,000 Big Sky Area Resort District, Montana, Resort Tax Revenue
Bonds, 1% Resort Tax Cold Smoke Project Series 2026
4 .500 07/01/55 1,836,541
1,040,000 Montana Facility Finance Authority, Healthcare Facility Revenue
Bonds, Kalispell Regional Medical Center, Series 2018B
5 .000 07/01/29 1,101,728
2,475,000 Montana Facility Finance Authority, Healthcare Facility Revenue
Bonds, Kalispell Regional Medical Center, Series 2018B
5 .000 07/01/30 2,622,051
1,415,000 Montana Facility Finance Authority, Healthcare Facility Revenue
Bonds, Kalispell Regional Medical Center, Series 2018B
5 .000 07/01/31 1,497,114
1,980,000 Montana Facility Finance Authority, Healthcare Facility Revenue
Bonds, Kalispell Regional Medical Center, Series 2018B
5 .000 07/01/32 2,090,583
3,045,000 Montana Facility Finance Authority, Revenue Bonds, Billings
Clinic Obligated Group, Series 2018A
5 .000 08/15/48 3,056,767
TOTAL MONTANA 14,758,840
NEBRASKA - 0.7%
1,710,000 Central Plains Energy Project, Nebraska, Gas Project 3 Revenue
Bonds, Refunding Crossover Series 2017A
5 .000 09/01/35 1,921,948
760,000 Douglas County Hospital Authority 3, Nebraska, Health
Facilities Revenue Bonds, Nebraska Methodist Health System,
Refunding Series 2015
5 .000 11/01/45 760,240
10,500,000 Omaha Public Power District, Nebraska, Electric System
Revenue Bonds, Series 2024C
5 .000 02/01/54 10,860,991
TOTAL NEBRASKA 13,543,179
NEVADA - 1.5%
5,000,000 Las Vegas Convention and Visitors Authority, Nevada,
Convention Center Expansion Revenue Bonds, Series 2018B
5 .000 07/01/43 5,140,008
8,500,000 Las Vegas Convention and Visitors Authority, Nevada, Revenue
Bonds, Series 2018C
5 .250 07/01/43 8,790,562
11,000,000 (g) Las Vegas Valley Water District, Nevada, General Obligation
Bonds, Limited Tax Water Improvement Series 2025A, (UB)
5 .250 06/01/55 11,653,446
505,000 Las Vegas Valley Water District, Nevada, General Obligation
Bonds, Refunding Water Improvement Series 2016A
5 .000 06/01/41 507,863
2,000,000 Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding
Bonds, ReTrac-Reno Transporation Rail Access Corridor Project,
Series 2018A
5 .000 06/01/48 2,034,987
250,000 Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding
Bonds, ReTrac-Reno Transporation Rail Access Corridor Project,
Series 2018B - AGM Insured
5 .000 06/01/33 265,544
TOTAL NEVADA 28,392,410

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY - 4.9%
$ 930,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013
- AGM Insured, (AMT)
5 .125% 01/01/39 $ 935,539
6,000,000 (d) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2016BBB, (Pre-refunded
12/15/26)
5 .500 06/15/31 6,172,936
3,070,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Inspira Health Obligated Group Issue, Series 2024A
4 .125 07/01/54 2,773,312
3,380,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2022BB
4 .000 06/15/46 3,210,692
9,420,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Capital Appreciation Series 2010A
0 .000 12/15/31 7,997,946
30,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - FGIC Insured
0 .000 12/15/30 26,332,545
27,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AGM Insured
0 .000 12/15/32 22,219,809
2,750,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2015AA
5 .250 06/15/32 2,754,341
2,150,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2015AA
5 .250 06/15/34 2,153,169
1,220,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2020AA
4 .000 06/15/50 1,117,450
8,360,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2024CC
5 .250 06/15/50 8,841,807
2,185,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2024CC
5 .250 06/15/55 2,295,532
3,760,000 New Jersey Turnpike Authority, Turnpike Revenue Bonds,
Series 2017G
4 .000 01/01/43 3,746,485
1,200,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .250 06/01/46 1,196,973
2,230,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018B
5 .000 06/01/46 2,167,985
TOTAL NEW JERSEY 93,916,521
NEW YORK - 14.1%
1,190,000 Albany Capital Resource Corporation, New York, Revenue
Bonds, Albany Medical Center Hospital Series 2025A
5 .250 05/01/50 1,247,011
3,000,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5 .000 06/01/55 2,444,460
4,200,000 Dormitory Authority of the State of New York,  State Personal
Income Tax Revenue Bonds,  General Purpose, Series 2021B
4 .000 03/15/47 3,864,656
780,000 (d) Dormitory Authority of the State of New York, Lease Revenue
Bonds, State University Dormitory Facilities, Series 2017A, (Pre-
refunded 7/01/27)
5 .000 07/01/42 809,483
14,380,000 (g) Dormitory Authority of the State of New York, Revenue Bonds,
New York University Series 2025A, (UB)
5 .250 07/01/51 15,224,457
4,350,000 Dormitory Authority of the State of New York, Revenue Bonds,
White Plains Hospital, Series 2024
5 .500 10/01/54 4,625,708
3,710,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2024A
5 .000 03/15/49 3,853,113
9,555,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2024B
5 .000 03/15/49 9,943,191
6,500,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2024B
5 .000 03/15/51 6,726,764
2,500,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2025A
5 .250 03/15/50 2,655,735
8,675,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2025A
5 .000 03/15/55 8,952,921
1,950,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2018
5 .000 09/01/39 2,046,473
2,100,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2021A
4 .000 09/01/41 2,115,858
2,345,000 Metropolitan Transportation Authority, New York, Dedicated
Tax Fund Bonds, Green Series 2024A
4 .000 11/15/51 2,140,918

Portfolio of Investments January 31, 2026
(continued)
NUV

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 3,100,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020C-1
4 .750% 11/15/45 $ 3,112,771
8,325,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020C-1
5 .000 11/15/50 8,431,198
2,000,000 (c) New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Class
F Series 2024
5 .250 12/15/31 2,073,210
350,000 New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street,
Taxable Class E Series 2024
4 .375 12/15/31 360,458
1,500,000 New York City Industrial Development Agency, New York,
PILOT Payment in Lieu of Taxes Revenue Bonds, Queens
Baseball Stadium Project, Refunding Series 2021A - AGM
Insured
5 .000 01/01/29 1,602,415
4,000,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2019 Series FF-2
4 .000 06/15/37 4,063,087
17,425,000 New York City Transitional Finance Authority, New York,
Building Aid Revenue Bonds, Fiscal 2019 Subseries S-3A
5 .000 07/15/37 18,329,615
3,750,000 (g) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2026 Subseries Series
A-1, (UB)
5 .000 05/01/54 3,844,676
3,750,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025D
5 .500 05/01/52 3,999,994
2,825,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025H-1
5 .250 11/01/48 2,997,853
3,750,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025H-1
5 .500 11/01/51 4,016,743
1,875,000 (e) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2026F-1
5 .250 02/01/52 1,971,248
4,305,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Series 2024F-1
5 .250 02/01/53 4,486,522
3,465,000 New York City, New York, General Obligation Bonds, Fiscal
2021 Series C
5 .000 08/01/42 3,641,405
11,755,000 (c) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 1 Series
2014
5 .000 11/15/44 11,755,313
3,180,000 New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, Secured by Port Authority Consolidated
Bonds, Refunding Series 1WTC-2021 - BAM Insured
4 .000 02/15/43 3,126,330
8,825,000 New York State Power Authority, General Revenue Bonds,
Series 2020A
4 .000 11/15/45 8,467,542
1,000,000 New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Bidding Group 1 Series 2022A
4 .000 03/15/49 924,104
25,000,000 (g) New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Series 2025A-4, (UB)
5 .000 03/15/51 25,969,830
1,620,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A - AGM Insured, (AMT)
4 .000 07/01/32 1,620,053
8,270,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/41 8,271,429
5,190,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5 .500 06/30/54 5,270,576
11,380,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024 - AGM
Insured, (AMT)
5 .250 06/30/60 11,515,805

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 2,000,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023,
(AMT)
5 .375% 06/30/60 $ 1,990,827
5,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5 .000 12/01/40 5,283,443
3,250,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
5 .000 01/01/34 3,351,910
5,250,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
5 .000 01/01/36 5,387,528
8,000,000 Triborough Bridge and Tunnel Authority, New York, General
Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2017A
5 .000 11/15/37 8,224,088
2,460,000 Triborough Bridge and Tunnel Authority, New York, General
Purpose Revenue Bonds, Refunding Series 2015A
5 .000 11/15/50 2,460,706
6,620,000 Triborough Bridge and Tunnel Authority, New York, General
Revenue Bonds, MTA Bridges & Tunnels, Series 2022A
5 .500 11/15/57 7,025,145
7,000,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Green Bonds, Series 2022D-2
4 .500 05/15/52 6,889,850
5,000,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Subseries 2021A-1
5 .000 05/15/51 5,135,418
6,000,000 Triborough Bridge and Tunnel Authority, New York, Sales
Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital
Lockbox-City Sales Tax, Series 2022A
5 .250 05/15/57 6,230,310
10,000,000 (g) Triborough Bridge and Tunnel Authority, New York, Sales
Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital
Lockbox-City Sales Tax, Series 2024A-1, (UB)
5 .250 05/15/59 10,454,040
TOTAL NEW YORK 268,936,190
NORTH CAROLINA - 0.6%
2,000,000 City of Raleigh, North Carolina, Combined Enterprise System
Revenue and Refunding Bonds, Series 2026
5 .000 12/01/56 2,110,480
4,175,000 North Carolina Department of Transportation, Private Activity
Revenue Bonds, I-77 Hot Lanes Project, Series 2015, (AMT)
5 .000 06/30/54 4,061,463
2,995,000 North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Series 2017A
5 .000 07/01/54 2,997,380
1,850,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Refunding Senior Lien Series 2017
5 .000 01/01/32 1,886,418
TOTAL NORTH CAROLINA 11,055,741
NORTH DAKOTA - 0.1%
1,840,000 Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2017A
5 .000 12/01/42 1,850,450
TOTAL NORTH DAKOTA 1,850,450
OHIO - 2.9%
1,325,000 American Municipal Power Inc., Ohio, Combined Hydroelectric
Projects Revenue Bonds, Refunding Series 2024A
5 .000 02/15/48 1,372,229
36,390,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020B-2 Class 2
5 .000 06/01/55 29,979,421
4,975,000 Central Ohio Transit Authority, Ohio, General Obligation
Bonds, Capital Facilities Limited Tax Series 2023
5 .000 12/01/53 5,176,657
1,165,000 Columbus Regional Airport Authority, Ohio, Revenue Bonds,
John Glenn Columbus International Airport, Series 2025B
5 .250 01/01/50 1,226,229
1,630,000 Franklin County Convention Facilities Authority, Ohio, Hotel
Project Revenue Bonds, Greater Columbus Convention Center
Hotel Expansion Project, Series 2019
5 .000 12/01/38 1,675,482
1,000,000 Franklin County Convention Facilities Authority, Ohio, Hotel
Project Revenue Bonds, Greater Columbus Convention Center
Hotel Expansion Project, Series 2019
5 .000 12/01/44 1,002,880
665,000 Franklin County Convention Facilities Authority, Ohio, Hotel
Project Revenue Bonds, Greater Columbus Convention Center
Hotel Expansion Project, Series 2019
5 .000 12/01/51 638,933

Portfolio of Investments January 31, 2026
(continued)
NUV

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 3,485,000 Franklin County, Ohio, Revenue Bonds, Trinity Health Credit
Group, Series 2017OH
4 .000% 12/01/46 $ 3,173,321
3,190,000 Ohio State, Hospital Revenue Bonds, Children's Hospital
Medical Center of Akron, Series 2024A
5 .250 08/15/48 3,397,527
1,755,000 Port of Greater Cincinnati Development Authority, Ohio, Duke
Energy Convention Center Project, TOT First Subordinate
Development Revenue Bonds, Refunding Series 2024B - AGM
Insured
4 .250 12/01/48 1,677,922
1,015,000 Port of Greater Cincinnati Development Authority, Ohio, Duke
Energy Convention Center Project, TOT First Subordinate
Development Revenue Bonds, Refunding Series 2024B
5 .000 12/01/53 1,038,398
1,780,000 (c) Port of Greater Cincinnati Development Authority, Ohio, Public
Improvement TOT Revenue Bonds, Series 2021
4 .250 12/01/50 1,705,319
2,250,000 Tolles Career and Technical Center, Madison, Franklin,
Delaware, Fayette, and Union Counties, Ohio, Certificates of
Participation, School Facilities Project Series 2024
5 .250 12/01/53 2,322,515
TOTAL OHIO 54,386,833
OKLAHOMA - 0.8%
1,790,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .250 08/15/43 1,807,602
7,040,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .500 08/15/57 7,004,140
1,000,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Taxable Series 2022
5 .500 08/15/37 1,059,593
2,400,000 Oklahoma Water Resources Board, Oklahoma, State Loan
Program Revenue Bonds, Series 2024C
4 .000 10/01/54 2,161,046
3,335,000 (g) Oklahoma Water Resources Board, Revolving Fund Revenue
Bonds-Clean Water Program, 2019 Master Trust, Series 2025A,
(UB)
5 .250 04/01/50 3,555,411
TOTAL OKLAHOMA 15,587,792
OREGON - 0.7%
1,250,000 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue
Bonds, Columbia Memorial Hospital Project, Series 2024
5 .250 08/01/54 1,249,286
10,000,000 Clackamas County School District 62, Oregon City, Oregon,
General Obligation Bonds, Series 2025B
5 .000 06/15/49 10,588,152
2,000,000 Oregon State, General Obligation Bonds, Article XI-Q State
Projects Series 2021A
4 .000 05/01/40 2,051,901
TOTAL OREGON 13,889,339
PENNSYLVANIA - 2.5%
1,555,000 Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Series 2024
4 .000 12/01/49 1,442,901
5,610,000 Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Series 2025
5 .000 12/01/50 5,856,734
5,155,000 Geisinger Authority, Montour County, Pennsylvania, Health
System Revenue Bonds, Geisinger Health System, Series
2017A-1
5 .000 02/15/45 5,194,389
3,035,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2022B - AGM Insured
4 .000 05/01/52 2,689,795
5,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-145A
4 .600 10/01/44 5,047,065
10,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-146A
4 .750 04/01/53 9,946,188
1,250,000 Pennsylvania Turnpike Commission, Motor License Fund-
Enhanced Turnpike Special Revenue Bonds, Subordinate
Series 2014A
4 .750 12/01/37 1,268,298
2,685,000 Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue
Bonds, Senior Lien Series 2021A
4 .000 12/01/51 2,434,026
3,000,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2018A-2
5 .000 12/01/48 3,060,204
4,750,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2025A
5 .250 12/01/55 4,991,445

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 1,025,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2019A
4 .000% 12/01/49 $ 931,774
3,180,000 Pittsburgh Water and Sewer Authority, Pennsylvania, Water and
Sewer System Revenue Bonds, First Lien Series 2025A
5 .250 09/01/50 3,359,699
1,350,000 Susquehanna Area Regional Airport Authority, Pennsylvania,
Airport System Revenue Bonds, Series 2017, (AMT)
5 .000 01/01/38 1,363,908
TOTAL PENNSYLVANIA 47,586,426
PUERTO RICO - 1.9%
10,046,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/33 7,698,538
5,985,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4 .500 07/01/34 5,985,942
8,375,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
5 .000 07/01/58 8,211,062
14,119,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .329 07/01/40 14,051,390
1,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .784 07/01/58 955,572
TOTAL PUERTO RICO 36,902,504
SOUTH CAROLINA - 2.8%
12,760,000 Piedmont Municipal Power Agency, South Carolina, Electric
Revenue Bonds, Series 2004A-2 - AGC Insured
0 .000 01/01/28 12,106,887
9,535,000 Piedmont Municipal Power Agency, South Carolina, Electric
Revenue Bonds, Series 2004A-2 - AGC Insured
0 .000 01/01/29 8,797,240
3,750,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, McLeod Health Project, Series
2024
5 .250 11/01/54 3,959,238
2,600,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5 .500 11/01/48 2,778,547
2,600,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5 .500 11/01/50 2,769,873
4,000,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding & Improvement Series 2020A
4 .000 12/01/39 4,036,317
5,500,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2016B
5 .000 12/01/46 5,525,501
8,000,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2016B
5 .000 12/01/56 8,006,269
1,500,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2022A
5 .000 12/01/55 1,508,486
3,750,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2024B
5 .000 12/01/54 3,870,362
TOTAL SOUTH CAROLINA 53,358,720
SOUTH DAKOTA - 0.1%
2,630,000 Baltic School District No. 49-1, South Dakota, General
Obligation Bonds, Series 2022 - AGM Insured
5 .250 12/01/47 2,738,838
TOTAL SOUTH DAKOTA 2,738,838
TENNESSEE - 1.8%
1,000,000 Loudon, Tennessee, Water and Sewer Revenue Bonds, Series
2023
5 .000 03/01/40 1,090,801
1,000,000 Loudon, Tennessee, Water and Sewer Revenue Bonds, Series
2023
5 .000 03/01/41 1,084,107
1,495,000 Loudon, Tennessee, Water and Sewer Revenue Bonds, Series
2023
5 .000 03/01/42 1,603,592
4,250,000 Loudon, Tennessee, Water and Sewer Revenue Bonds, Series
2023
4 .375 03/01/48 4,126,615
6,650,000 Metropolitan Government of Nashville-Davidson County,
Tennessee, Electric System Revenue Bonds, Series 2024A
5 .250 05/15/49 7,080,109

Portfolio of Investments January 31, 2026
(continued)
NUV

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TENNESSEE (continued)
$ 7,500,000 (g) Metropolitan Government of Nashville-Davidson County,
Tennessee, Water and Sewerage Revenue Bonds, Refunding
and Improvement Series 2025, (UB)
5 .250% 07/01/55 $ 7,936,536
2,000,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022A
5 .250 07/01/47 2,101,372
1,375,000 New Memphis Arena Public Building Authority, Memphis
and Shelby County, Tennessee, Local Government Public
Improvement Bonds, Capital Appreciation Series 2021
0 .000 04/01/40 704,371
3,000,000 Tennessee State School Bond Authority, Higher Educational
Facilities Second Program Bonds, Series 2017A
5 .000 11/01/42 3,071,004
5,000,000 Tennessee State, General Obligation Bonds, Series 2023A 5 .000 05/01/40 5,567,848
TOTAL TENNESSEE 34,366,355
TEXAS - 11.7%
5,500,000 Austin, Texas, Electric Utility System Revenue Bonds, Refunding
& Improvement Series 2023
5 .250 11/15/53 5,808,433
1,000,000 (c) Bee Cave, Travis County, Texas, Special Assessment Revenue
Bonds, Backyard Public Improvement District Project, Series
2021
5 .250 09/01/51 953,591
4,750,000 Bexar County Hospital District, Texas, Certificates of Obligation,
Series 2023
5 .000 02/15/48 4,918,069
3,000,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2024B
4 .000 08/15/54 2,747,115
1,500,000 Comal Independent School District, Comal, Bexar, Guadalupe,
Hays, and Kendall Counties, Texas, General Obligation Bonds,
Refunding School Building Series 2024
4 .000 02/15/49 1,404,751
2,600,000 Fort Bend County Municipal Utility District 50, Texas, General
Obligation Bonds, Series 2018A - BAM Insured
4 .000 09/01/46 2,369,502
5,500,000 Fort Bend County Municipal Utility District 50, Texas, General
Obligation Bonds, Series 2018A - BAM Insured
4 .000 09/01/48 4,879,558
2,190,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2024A, (AMT)
5 .250 08/01/37 2,384,334
700,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2024A, (AMT)
5 .250 08/01/39 753,924
2,000,000 Garland, Dallas, Collin and Rockwell Counties, Texas, Electric
Utility System Revenue Bonds, Refunding Series 2024
5 .000 03/01/50 2,063,315
1,670,000 Georgetown Independent School District, Williamson County,
Texas, General Obligation Bonds, Refunding School Building
Series 2025
5 .250 02/15/48 1,785,762
3,335,000 Georgetown Independent School District, Williamson County,
Texas, General Obligation Bonds, Refunding School Building
Series 2025
5 .250 02/15/49 3,559,184
1,670,000 Georgetown Independent School District, Williamson County,
Texas, General Obligation Bonds, Refunding School Building
Series 2025
5 .250 02/15/50 1,777,901
3,335,000 Georgetown Independent School District, Williamson County,
Texas, General Obligation Bonds, Refunding School Building
Series 2025
5 .250 02/15/55 3,515,489
2,765,000 (b) Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Series 2024C, (Mandatory Put
7/01/29)
5 .000 07/01/54 2,954,677
2,845,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Houston Methodist
Hospital System, Series 2015
4 .000 12/01/45 2,596,554
3,525,000 Harris County, Texas, General Obligation Bonds, Permanent
Improvement Series 2024
4 .000 09/15/49 3,306,038
7,295,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A -
AGM Insured
0 .000 11/15/50 2,075,420
845,000 (d) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (ETM)
0 .000 11/15/27 803,420
11,055,000 (d) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (ETM)
0 .000 11/15/27 10,511,018

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 4,565,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Refunding Second Lien Series 2024B
5 .000% 11/15/46 $ 4,732,949
1,000,000 Hidalgo County Regional Mobility Authority, Texas, Toll and
Vehicle Registration Fee Revenue Bonds, Senior Lien Series
2022A
4 .000 12/01/40 976,852
1,530,000 Houston, Texas, Airport System Revenue Bonds, Refunding &
Subordinate Lien Series 2018B
5 .000 07/01/43 1,568,986
1,000,000 Houston, Texas, General Obligation Bonds, Refunding Series
2024A
4 .125 03/01/51 928,016
24,755,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Project, Series 2001B -
AMBAC Insured
0 .000 09/01/29 22,215,325
12,940,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Project, Series 2001B -
AMBAC Insured
0 .000 09/01/30 11,227,330
10,000,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Project, Series 2001B -
AMBAC Insured
0 .000 09/01/31 8,372,329
19,500,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Project, Series 2001B -
AMBAC Insured
0 .000 09/01/32 15,701,260
3,255,000 Hutto, Texas, Certificates of Obligation Bonds, Combination
Tax & Waterworks & Sewer System Revenue Series 2024 - BAM
Insured
4 .125 08/01/49 3,084,734
5,000,000 Hutto, Texas, Certificates of Obligation Bonds, Combination
Tax & Waterworks & Sewer System Revenue Series 2024 - BAM
Insured
4 .250 08/01/54 4,690,579
2,500,000 (c) Lago Vista, Travis County, Texas, Special Assessment Revenue
Bonds, Tessera on Lake Travis Public Improvement District
Major Improvement Area Project, Series 2020B
4 .875 09/01/50 2,363,053
2,855,000 Lamar Consolidated Independent School District, Fort Bend
County, Texas, General Obligation Bonds, Schoolhouse
Refunding Series 2024
5 .250 02/15/59 2,985,438
1,070,000 Love Field Airport Modernization Corporation, Texas, Special
Facilities Revenue Bonds, Southwest Airlines Company - Love
Field Modernization Program Project, Series 2012, (AMT)
5 .000 11/01/28 1,070,712
3,065,000 Lower Colorado River Authority, Texas, Transmission Contract
Revenue Bonds, LCRA Transmission Services Corporation
Project, Refunding Series 2021A
5 .000 05/15/51 3,119,471
5,940,000 Lower Colorado River Authority, Texas, Transmission Contract
Revenue Bonds, LCRA Transmission Services Corporation
Project, Refunding Series 2025
5 .000 05/15/55 6,043,488
3,335,000 (g) Lubbock Independent School District, Lubbock County, Texas,
General Obligation Bonds, School Building Series 2025, (UB)
5 .250 02/15/55 3,520,556
2,000,000 New Caney Independent School District, Montgomery County,
Texas, General Obligation Bonds, School Building Series 2024
4 .000 02/15/54 1,822,529
1,500,000 North Texas Municipal Water District, Texas, Regional
Wastewater Revenue Bonds, Improvement and Refunding
Series 2025
5 .000 06/01/53 1,553,890
5,000,000 North Texas Municipal Water District, Texas, Wastewater System
Contract Revenue Bonds, Panther Creek, Series 2025
5 .000 06/01/55 5,146,212
15,450,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier, Series 2008D - AGC Insured
0 .000 01/01/36 11,132,935
5,000,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier, Series 2017A
4 .000 01/01/43 4,954,404
3,190,000 (g) Northwest Independent School District, Denton, Tarrant and
Wise Counties, Texas, General Obligation Bonds, School
Building Series 2025, (UB)
5 .250 02/15/55 3,365,064
4,122,000 (c) Plano, Collin and Denton Counties, Texas, Special Assessment
Revenue Bonds, Collin Creek East Public Improvement District
Project, Series 2021
4 .375 09/15/51 3,350,656
2,500,000 San Antonio, Texas, Electric and Gas Systems Revenue Bonds,
Refunding New Series 2024B
5 .000 02/01/54 2,585,881

Portfolio of Investments January 31, 2026
(continued)
NUV

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 11,250,000 (g) Spring Independent School District, Hardin County, Texas,
General Obligation Bonds, School Building and Refunding
Series 2025, (UB)
5 .250% 08/15/50 $ 12,009,399
1,750,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Texas Health Resources
System, Series 2016A
5 .000 02/15/41 1,762,778
5,000,000 Temple, Texas, General Obligation Bonds, Combination Tax
and Revenue Series 2022B
4 .000 08/01/47 4,718,934
1,125,000 Texas Municipal Gas Acquisition and Supply Corporation I, Gas
Supply Revenue Bonds, Senior Lien Series 2008D
6 .250 12/15/26 1,160,406
4,000,000 Texas Private Activity Bond Surface Transpiration Corporation,
Revenue Bonds, NTE Mobility Partners LLC North Tarrant
Express Managed Lanes Project, Senior Lien Series 2023,
(AMT)
5 .500 12/31/58 4,128,070
5,400,000 Texas Private Activity Bond Surface Transporation Corporation,
Revenue Bonds, NTE Mobility Partners LLC North Tarrant
Express Managed Lanes Project, Refunding Senior Lien Series
2019A
5 .000 12/31/35 5,739,615
5,000,000 Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2018B
5 .000 10/15/38 5,253,603
TOTAL TEXAS 222,453,509
UTAH - 1.7%
4,625,000 Downtown Revitalization Public Infrastructure District, Utah,
Sales Tax Revenue Bonds, Seg Redevelopment Project, First
Lien Series 2025A
5 .500 06/01/50 5,003,095
2,000,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2018B
5 .000 07/01/43 2,055,609
4,125,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .250 07/01/43 4,413,934
9,550,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .250 07/01/48 9,878,095
4,250,000 Salt Lake City, Utah, Public Utilities Revenue Bonds, Series 2025 5 .250 02/01/55 4,501,847
1,320,000 Utah Charter School Finance Authority, Charter School
Revenue Bonds, Bridge Elementary Project, Series 2021A
4 .250 06/15/51 1,001,534
2,000,000 (c) Utah Charter School Finance Authority, Charter School
Revenue Bonds, Renaissance Academy Project, Refunding
Series 2020
5 .000 06/15/55 1,748,155
4,125,000 (g) Utah Transit Authority, Sales Tax Revenue Bonds, Refunding
Series 2025, (UB)
5 .000 12/15/44 4,522,226
TOTAL UTAH 33,124,495
VIRGINIA - 0.7%
1,805,000 Chesapeake Bay Bridge and Tunnel District, Virginia, General
Resolution Revenue Bonds, First Tier Series 2016
5 .000 07/01/46 1,806,404
1,350,000 Henrico County Economic Development Authority, Virginia,
Health Facilities Revenue Bonds, Bon Secours Mercy Health,
Series 2025A-VA
5 .000 11/01/48 1,399,113
4,355,000 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Series 2007B1
5 .000 06/01/47 3,651,848
1,435,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-II
4 .600 10/01/54 1,403,510
2,000,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/47 1,933,854
4,100,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/49 3,938,244
TOTAL VIRGINIA 14,132,973

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WASHINGTON - 4.1%
$ 2,235,000 Pierce County School District 10, Tacoma, Washington, General
Obligation Bonds, Series 2020B
4 .000% 12/01/43 $ 2,235,218
2,665,000 (g) Snohomish County Public Utility District 1, Washington, Electric
System Revenue Bonds, Refunding Series 2025A, (UB)
5 .250 12/01/55 2,827,921
5,000,000 Snohomish County Public Utility District 1, Washington, Electric
System Revenue Bonds, Series 2021A
5 .000 12/01/51 5,145,357
10,000,000 (g) Tacoma, Washington, Electric System Revenue Bonds, Green
Series 2025A, (UB)
5 .250 01/01/50 10,585,745
12,000,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Refunding Series 2012A
5 .000 10/01/33 12,006,642
1,310,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5 .000 08/15/30 1,354,062
6,030,000 Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Refunding Series2021B.
Exchange Purchase
4 .000 07/01/37 6,094,284
4,615,000 Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Refunding Subordinate Series
2021B.  Exchange Purchase
4 .000 07/01/43 4,349,957
7,830,000 Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Refunding Subordinate Series
2021B.  Exchange Purchase
3 .000 07/01/48 5,693,460
3,240,000 Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Series 2018
4 .000 07/01/58 2,597,700
3,000,000 Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Series 2018
5 .000 07/01/58 2,959,963
9,100,000 Washington State, Motor Vehicle Fuel Tax General Obligation
Bonds, Series 2002-03C - NPFG Insured
0 .000 06/01/29 8,387,145
16,195,000 Washington State, Motor Vehicle Fuel Tax General Obligation
Bonds, Series 2002-03C - NPFG Insured
0 .000 06/01/30 14,541,057
TOTAL WASHINGTON 78,778,511
WEST VIRGINIA - 0.5%
1,830,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Cabell Huntington Hospital, Inc. Project, Refunding &
Improvement Series 2018A
5 .000 01/01/34 1,837,119
2,750,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Charleston Area Medical Center, Refunding &
Improvement Series 2019A
5 .000 09/01/38 2,833,263
4,135,000 West Virginia Parkways Authority, Turnpike Toll Revenue Bonds,
Senior Lien Series 2021
5 .000 06/01/47 4,281,518
TOTAL WEST VIRGINIA 8,951,900
WISCONSIN - 1.3%
13,750,000 (c) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017
7 .000 12/01/50 11,000,000
2,000,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5 .750 06/30/60 2,072,784
5,000,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5 .750 12/31/65 5,174,454
560,000 (d) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Ascension Health Alliance Senior
Credit Group, Series 2016A, (Pre-refunded 5/15/26)
4 .000 11/15/46 562,786
25,000 (d) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Ascension Health Alliance Senior
Credit Group, Series 2016A, (Pre-refunded 5/15/26)
4 .000 11/15/46 25,124
3,050,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Ascension Health Alliance Senior
Credit Group, Series 2016A
4 .000 11/15/46 2,786,063

Portfolio of Investments January 31, 2026
(continued)
NUV

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 2,300,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Marshfield Clinic Health System Inc
Series 2024A
5 .500% 02/15/54 $ 2,407,253
TOTAL WISCONSIN 24,028,464
TOTAL MUNICIPAL BONDS
(Cost $1,936,712,276) 2,000,736,470
TOTAL LONG-TERM INVESTMENTS
(Cost $1,943,461,526) 2,007,638,412
FLOATING RATE OBLIGATIONS - (6.3)% (120,825,000)
OTHER ASSETS & LIABILITIES, NET -  0.8% 16,635,290
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 1,903,448,702
AMT Alternative Minimum Tax
ETF Exchange-Traded Fund
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
(a) Affiliated holding
(b) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $64,739,708 or 3.2% of Total Investments.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e) When-issued or delayed delivery security.
(f) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.
(g) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

NUV
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Exchange-Traded Funds $ 6,901,942 $ – $ – $ 6,901,942
Municipal Bonds – 2,000,736,470 – 2,000,736,470
Total $ 6,901,942 $ 2,000,736,470 $ – $ 2,007,638,412